Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

									Value of Initial Fixed $100 Investment Based On
Year	Summary Compens-ation Table Total for PEO (1)	Compens-ation Actually Paid to PEO	Summary Compens-ation Table Total for PEO (2)		Compens-ation Actually Paid to PEO	Average Summary Compens-ation Table Total for Non-PEO NEOs (3)		Average Compens-ation Actually Paid to Non-PEO NEOs	Total Shareholder Return	Peer Group Total Shareholder Return (4)	Net Income (millions)	Company Selected Measure - Relative TSR (5)
2024	$5,572,604	$(3,372,453)	$7,668,975		$6,741,940	$3,316,903	(7)	$2,719,303	$52.57	$162.25	$128.50	38th
2023	$6,800,820	$5,215,291				$1,390,317	(8)	$1,174,865	$71.11	$140.30	$(3.90)	13th
2022	$6,829,092	$825,999				$1,871,210	(9)	$502,566	$75.53	$120.91	$310.70	6th
2021	$6,798,263	$8,393,497				$2,087,346	(10)	$2,451,378	$114.52	$130.16	$363.60	41st
2020	$5,918,135	$9,066,927	$1,643,555	(6)	$(1,405,766)	$2,642,866	(11)	$2,825,257	$97.90	$109.01	$164.30	12th

Company Selected Measure Name	Relative TSR
Named Executive Officers, Footnote	Effective March 1, 2020, Ms. Sullivan retired from her role as CEO and was succeeded by Mr. Cote, who served until April 30, 2024. Ms. Sullivan subsequently served as the Interim CEO from May 1, 2024 to December 31, 2024.The average CAP for 2024 comprised compensation for Messrs. Roberts, Verras, and Wilkie and Ms. Caljouw.The average CAP for 2023 comprised compensation for Messrs. Roberts, Vasington, and Verras and Mses. Caljouw and Slater.The average CAP for 2022 comprised compensation for Messrs. Vasington, Picon, Verras, and Lidforss.The average CAP for 2021 comprised compensation for Messrs. Vasington, Nargolwala, Picon, and Lidforss.The average CAP for 2020 comprised compensation for Messrs. Vasington, Beringhause, Nargolwala, Etienvre, and Chawla.
Peer Group Issuers, Footnote	The peer group used for calculating Peer Group Total Shareholder Return is the S&P 500 Industrial Index.
Adjustment To PEO Compensation, Footnote
(1) The PEO Summary Compensation Table to compensation actually paid reconciliation for Mr. Cote is summarized in the following table:

PEO Compensation Actually Paid (Cote)		2024	2023	2022	2021	2020
Summary Compensation Table - Total Compensation		$5,572,604	$6,800,820	$6,829,092	$6,798,263	$5,918,135
–	Grant Date Fair Value of Equity Awards Granted in Fiscal Year	$(5,197,473)	$(5,768,757)	$(5,060,044)	$(4,600,088)	$(4,302,527)
+	Fair Value at Fiscal Year-End of Outstanding and Unvested Equity Awards Granted in Fiscal Year	$—	$3,896,152	$4,033,224	$4,798,794	$8,098,053
+	Fair Value of Equity Awards Granted and Vested in Fiscal Year	$—	$—	$—	$—	$—
+	Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Fiscal Years	$(494,242)	$(382,326)	$(3,823,703)	$1,627,102	$334,547
+	Change in Fair Value as of Vesting Date of Equity Awards Granted in Prior Fiscal Years for Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	$(52,567)	$1,276,481	$308,269	$323,795	$(849,932)
–	Fair Value at Fiscal Year-End of Forfeited Equity Awards that Failed to Meet Vesting Conditions in the year	$(3,200,776)	$(607,079)	$(1,460,840)	$(554,369)	$(131,348)
=	CEO Compensation Actually Paid (a)	$(3,372,453)	$5,215,291	$825,999	$8,393,497	$9,066,927
(a) Mr. Cote was not eligible for any pension benefits and did not receive any dividends on unvested equity awards.

(2) The PEO Summary Compensation Table to compensation actually paid reconciliation for Ms. Sullivan is summarized in the following table:

PEO Compensation Actually Paid		2024	2020
Summary Compensation Table - Total Compensation		$7,668,975	$1,643,555
–	Grant Date Fair Value of Equity Awards Granted in Fiscal Year	$(6,000,015)	$(150,017)
+	Fair Value at Fiscal Year-End of Outstanding and Unvested Equity Awards Granted in Fiscal Year	$1,405,492	$282,355
+	Fair Value of Equity Awards Granted and Vested in Fiscal Year	$3,667,488	$—
+	Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Fiscal Years	$—	$756,865
+	Change in Fair Value as of Vesting Date of Equity Awards Granted in Prior Fiscal Years for Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	$—	$(2,627,734)
–	Fair Value at Fiscal Year-End of Forfeited Equity Awards that Failed to Meet Vesting Conditions in the year	$—	$(367,688)
+	Change in Actuarial Present Value of Pension Plan	$—	$(943,103)
=	CEO Compensation Actually Paid (a)	$6,741,940	$(1,405,766)
(a) Ms. Sullivan did not receive any dividends on unvested equity awards

Non-PEO NEO Average Total Compensation Amount	$ 3,316,903	$ 1,390,317	$ 1,871,210	$ 2,087,346	$ 2,642,866
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,719,303	1,174,865	502,566	2,451,378	2,825,257
Adjustment to Non-PEO NEO Compensation Footnote
(3) The average non-PEO NEO Summary Compensation Table to compensation actually paid reconciliation is summarized in the following table:

Non-PEO Compensation Actually Paid		2024	2023	2022	2021	2020
Summary Compensation Table - Total Compensation		$3,316,903	$1,390,317	$1,871,210	$2,087,346	$2,642,866
–	Grant Date Fair Value of Equity Awards Granted in Fiscal Year	$(2,169,153)	$(848,121)	$(1,012,565)	$(1,062,548)	$(1,409,312)
+	Fair Value at Fiscal Year-End of Outstanding and Unvested Equity Awards Granted in Fiscal Year	$1,358,710	$602,131	$807,088	$1,108,446	$2,106,718
+	Fair Value of Equity Awards Granted and Vested in Fiscal Year	$444,602	$—	$—	$—	$79,901
+	Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Fiscal Years	$(180,049)	$(51,472)	$(828,159)	$433,791	$133,151
+	Change in Fair Value as of Vesting Date of Equity Awards Granted in Prior Fiscal Years for Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	$(10,984)	$(156,452)	$67,824	$106,112	$(576,110)
–	Fair Value at Fiscal Year-End of Forfeited Equity Awards that Failed to Meet Vesting Conditions in the year	$(40,726)	$(74,442)	$(402,832)	$(221,769)	$(70,006)
+	Change in Actuarial Present Value of Pension Plan	$—	$—	$—	$—	$(81,951)
=	Non-PEO Compensation Actually Paid (a)	$2,719,303	$1,174,865	$502,566	$2,451,378	$2,825,257
(a) The non-PEO NEOs did not receive any dividends on unvested equity awards

Compensation Actually Paid vs. Total Shareholder Return
CAP and Cumulative TSR
The following chart demonstrates the amount of CAP to the Company’s PEO for the applicable year and the average amount of CAP to the Company’s non-PEO NEOs as a group in relation to the Company’s cumulative TSR over the last four years. During this four year period, the Company did not use TSR as a performance measure in the overall executive compensation program.

Compensation Actually Paid vs. Net Income
CAP and Net Income
The following chart demonstrates the amount of CAP to the Company’s PEO for the applicable year and the average amount of CAP to the Company’s non-PEO NEOs as a group in relation to the Company’s net income over the last four fiscal years. The Company does not use net income as a performance measure in the overall executive compensation program.

Compensation Actually Paid vs. Company Selected Measure
CAP and Relative TSR
The following chart demonstrates the amount of CAP to the Company’s PEO for the applicable year and the average amount of CAP to the Company’s non-PEO NEOs as a group in relation to the Company’s Relative TSR over the last five fiscal years as presented in the Pay Versus Performance table. While the Company uses numerous financial performance measures for the purpose of evaluating performance for the Company’s compensation programs, the Company has determined that Relative TSR is the financial performance measure that, in the Company’s assessment, represents the most important performance measure (that is not otherwise required to be disclosed in the table) used by the Company that has the most influence on pay for our NEOs in the most recent fiscal year.

Total Shareholder Return Vs Peer Group
TSR of the Company and TSR of the S&P Industrial Index
The following graph demonstrates the relationship between our TSR and the TSR of the peer group presented for this purpose, the S&P Industrial Index.

Tabular List, Table

Measure	Program
Relative TSR	Long-term Incentive Pay - PRSU
Return On Invested Capital	Long-term Incentive Pay - PRSU
Adjusted Operating Income Margin(1)	Annual Incentive Bonus
Adjusted Free Cash Flow(2)	Annual Incentive Bonus
(1) Adjusted Operating Income Margin for purposes of the Annual Incentive Bonus excludes any impact from divestitures and final results are inclusive of a proforma based on the annual plan of any divested business.

(2) Adjusted Free Cash Flow for purposes for the Annual Incentive Bonus excludes any impact from acquisition related retention costs deemed as compensation for US GAAP purposes.

Total Shareholder Return Amount	$ 52.57	71.11	75.53	114.52	97.90
Peer Group Total Shareholder Return Amount	162.25	140.30	120.91	130.16	109.01
Net Income (Loss)	$ 128,500,000	$ (3,900,000)	$ 310,700,000	$ 363,600,000	$ 164,300,000
Company Selected Measure Amount	0.38	0.13	0.06	0.41	0.12
Additional 402(v) Disclosure	Relative TSR is the Company's annual TSR performance relative to the following peer group: American Axle & Manufacturing, Inc., AMETEK, Inc.; Amphenol Corporation; Aptiv plc; Autoliv Inc.; BorgWarner, Inc.; Dana Incorporated; Gentex Corporation; Gentherm Incorporated; Lear Corporation; Littelfuse, Inc.; Melexis SA; Regal; Stonerodge; TE Connectivity Ltd; and Visteon Corporation.
Measure:: 1
Pay vs Performance Disclosure
Name	Relative TSR
Measure:: 2
Pay vs Performance Disclosure
Name	Return On Invested Capital
Measure:: 3
Pay vs Performance Disclosure
Name	Adjusted Operating Income Margin(1)
Measure:: 4
Pay vs Performance Disclosure
Name	Adjusted Free Cash Flow(2)
Mr. Cote [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 5,572,604	$ 6,800,820	$ 6,829,092	$ 6,798,263	$ 5,918,135
PEO Actually Paid Compensation Amount	(3,372,453)	5,215,291	825,999	8,393,497	9,066,927
Ms. Sullivan [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	7,668,975				1,643,555
PEO Actually Paid Compensation Amount	6,741,940				(1,405,766)
PEO | Mr. Cote [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(5,197,473)	(5,768,757)	(5,060,044)	(4,600,088)	(4,302,527)
PEO | Mr. Cote [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	3,896,152	4,033,224	4,798,794	8,098,053
PEO | Mr. Cote [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(494,242)	(382,326)	(3,823,703)	1,627,102	334,547
PEO | Mr. Cote [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
PEO | Mr. Cote [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(52,567)	1,276,481	308,269	323,795	(849,932)
PEO | Mr. Cote [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,200,776)	(607,079)	(1,460,840)	(554,369)	(131,348)
PEO | Ms. Sullivan [Member] | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0				(943,103)
PEO | Ms. Sullivan [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(6,000,015)				(150,017)
PEO | Ms. Sullivan [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,405,492				282,355
PEO | Ms. Sullivan [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0				756,865
PEO | Ms. Sullivan [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,667,488				0
PEO | Ms. Sullivan [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0				(2,627,734)
PEO | Ms. Sullivan [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0				(367,688)
Non-PEO NEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	(81,951)
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,169,153)	(848,121)	(1,012,565)	(1,062,548)	(1,409,312)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,358,710	602,131	807,088	1,108,446	2,106,718
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(180,049)	(51,472)	(828,159)	433,791	133,151
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	444,602	0	0	0	79,901
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(10,984)	(156,452)	67,824	106,112	(576,110)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (40,726)	$ (74,442)	$ (402,832)	$ (221,769)	$ (70,006)